Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

13. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the followings:

	December 31, 2025	December 31, 2024
Accrued expenses	$403,445	$151,392
Deferred revenue	30,153	27,568
Other payables	4,261	7,173
	437,859	186,133
Less: non-current portion	—	3,773
Total	$437,859	$182,360